UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Citizens & Northern Corporation
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Address:    90 - 92 Main Street
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            Wellsboro, PA  16901
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Form 13F File Number:   28-14195
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark A. Hughes
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Title:      Treasurer and Chief Financial Officer
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Phone:      570-724-3411
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Signature, Place, and Date of Signing:

          /s/ Mark A. Hughes            Wellsboro, PA                8/8/11
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              [Signature]                  [City, State]             [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
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Form 13F Information Table Entry Total:     76
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Form 13F Information Table Value Total:     $ 101,040
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number     Name
  1     28-14473                   Citizens & Northern Bank
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

                                                              VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS  CUSIP      (x$1,000)   PRN AMT  PRN CALL DISCRETION MANAGER    SOLE    SHARED  NONE
Abbott Labs                      COM             002824100   $ 1,462   27792.000 SH         DEFINED     1     27792.000
Accenture PLC                    SHS CLASS A     G1151C101   $ 1,736   28729.000 SH         DEFINED     1     28729.000
Apache Corp                      COM             037411105   $ 1,516   12288.000 SH         DEFINED     1     12288.000
AT&T Inc                         COM             00206R102     $ 294    9355.000 SH         DEFINED     1      9355.000
Automatic Data Processing        COM             053015103   $ 1,583   30051.000 SH         DEFINED     1     30051.000
Baker Hughes Inc                 COM             057224107   $ 1,809   24931.000 SH         DEFINED     1     24931.000
Bard C R Inc                     COM             067383109   $ 1,397   12717.000 SH         DEFINED     1     12717.000
Baxter Intl Inc                  COM             071813109   $ 1,194   19996.000 SH         DEFINED     1     19996.000
Blackrock, Inc.                  COM             09247X101   $ 1,263    6585.000 SH         DEFINED     1      6585.000
CBT FINANCIAL CORP COM           COM             12495U100     $ 274   10995.000 SH         SOLE              10995.000
CCFNB BANCORP                    COM             124880105   $ 1,469   43132.000 SH         SOLE              43132.000
CH Robinson Worldwide            COM NEW         12541W209   $ 1,498   18995.000 SH         DEFINED     1     18995.000
Charles Schwab Corp              COM             808513105   $ 1,204   73195.000 SH         DEFINED     1     73195.000
Chevron Corp                     COM             166764100   $ 2,208   21472.000 SH         DEFINED     1     21472.000
Cisco Systems Inc                COM             17275R102   $ 1,222   78284.000 SH         DEFINED     1     78284.000
Citizens & Northern Corp         COM             172922106   $ 4,287  284486.973 SH         DEFINED     1    284486.973
CITIZENS FINANCIAL SVCS          COM             174615104     $ 240    6586.000 SH         SOLE               6586.000
CME Group Inc                    COM             12572Q105   $ 1,271    4359.000 SH         DEFINED     1      4359.000
Colgate Palmolive Co             COM             194162103   $ 1,301   14884.000 SH         DEFINED     1     14884.000
Comcast Corp Class A             CL A            20030N101      $ 19     754.000 SH         DEFINED     1       754.000
Corning Inc                      COM             219350105     $ 436   24033.000 SH         DEFINED     1     24033.000
Danaher Corp                     COM             235851102   $ 1,708   32241.000 SH         DEFINED     1     32241.000
Darden Restaurants Inc           COM             237194105   $ 1,101   22126.000 SH         DEFINED     1     22126.000
DIMECO INC                       COM             25432W104     $ 354   10100.000 SH         SOLE              10100.000
Disney Walt Co                   COM DISNEY      254687106     $ 223    5702.000 SH         DEFINED     1      5702.000
Eaton Vance                      COM NON VTG     278265103   $ 1,228   40634.000 SH         DEFINED     1     40634.000
Ecolab Inc.                      COM             278865100   $ 1,453   25769.000 SH         DEFINED     1     25769.000
Expeditors Intl Wash Inc         COM             302130109   $ 1,528   29854.000 SH         DEFINED     1     29854.000
Exxon Mobil Corp                 COM             30231G102   $ 1,732   21279.000 SH         DEFINED     1     21279.000
Fifth Third Bancorp              COM             316773100     $ 368   28880.000 SH         DEFINED     1     28880.000
FNB Corporation                  COM             302520101   $ 1,361  131473.000 SH         DEFINED     1    131473.000
FRANKLIN FINANCIAL               COM             353525108     $ 329   18491.000 SH         SOLE              18491.000
Franklin Resources Inc           COM             354613101   $ 1,419   10810.000 SH         DEFINED     1     10810.000
General Dynamics Corp            COM             369550108   $ 1,257   16871.000 SH         DEFINED     1     16871.000
General Elec Co                  COM             369604103     $ 544   28845.000 SH         DEFINED     1     28845.000
International Business Machines  COM             459200101   $ 1,731   10088.000 SH         DEFINED     1     10088.000
iShares S&P MidCap 400 Index Fd  S&P MIDCAP 400  464287507  $ 17,476  178876.000 SH         DEFINED     1    178876.000
Johnson & Johnson                COM             478160104   $ 1,339   20136.000 SH         DEFINED     1     20136.000
Linear Tech Corp                 COM             535678106   $ 1,376   41684.000 SH         DEFINED     1     41684.000
M & T Bank Corp                  COM             55261F104     $ 694    7887.000 SH         DEFINED     1      7887.000
McDonalds Corp                   COM             580135101   $ 1,082   12830.000 SH         DEFINED     1     12830.000
Medtronic Inc                    COM             585055106   $ 1,000   25948.000 SH         DEFINED     1     25948.000
Microchip Technology Inc         COM             595017104   $ 1,313   34646.000 SH         DEFINED     1     34646.000
Microsoft Corp                   COM             594918104   $ 1,533   58978.000 SH         DEFINED     1     58978.000
MUNCY BANK FINANCIAL             COM             62600N103     $ 854   19736.000 SH         SOLE              19736.000
National Fuel Gas Co N J         COM             636180101     $ 421    5784.000 SH         DEFINED     1      5784.000
National Oilwell Varco, Inc      COM             637071101     $ 230    2944.000 SH         DEFINED     1      2944.000
Nike, Inc. Class B               CL B            654106103   $ 1,283   14261.000 SH         DEFINED     1     14261.000
Oracle Corp                      COM             68389X105   $ 1,505   45734.000 SH         DEFINED     1     45734.000
PENSECO FINANCIAL SERVS          COM             709570105     $ 657   17208.000 SH         SOLE              17208.000
Pepsico Inc                      COM             713448108   $ 1,384   19653.000 SH         DEFINED     1     19653.000
Pfizer Inc                       COM             717081103     $ 258   12524.000 SH         DEFINED     1     12524.000
Praxair Inc                      COM             74005P104   $ 1,362   12568.000 SH         DEFINED     1     12568.000
Procter & Gamble Co              COM             742718109   $ 1,553   24423.000 SH         DEFINED     1     24423.000
Qualcomm Inc                     COM             747525103   $ 1,352   23810.000 SH         DEFINED     1     23810.000
Schlumberger Ltd                 COM             806857108   $ 1,470   17009.000 SH         DEFINED     1     17009.000
SEI Investment Company           COM             784117103   $ 1,390   61754.000 SH         DEFINED     1     61754.000
SPDR Gold Trust                  GOLD SHS        78463V107     $ 210    1438.000 SH         DEFINED     1      1438.000
Staples Inc                      COM             855030102     $ 768   48586.000 SH         DEFINED     1     48586.000
Suncor Energy Inc New Common     COM             867224107   $ 1,181   30215.000 SH         DEFINED     1     30215.000
SUSQUEHANNA BANCSHARES           COM             869099101      $ 80   10000.000 SH         SOLE              10000.000
SYSCO Corp                       COM             871829107   $ 1,247   39988.000 SH         DEFINED     1     39988.000
T. Rowe Price Group, Inc.        COM             74144T108   $ 1,259   20858.000 SH         DEFINED     1     20858.000
Target Corp                      COM             87612E106   $ 1,056   22521.000 SH         DEFINED     1     22521.000
Teva Pharmaceutical Inds
  Ltd Adr                        ADR             881624209     $ 961   19934.000 SH         DEFINED     1     19934.000
Texas Instruments Inc            COM             882508104   $ 1,245   37909.000 SH         DEFINED     1     37909.000
Tjx Companies (New)              COM             872540109   $ 1,236   23525.000 SH         DEFINED     1     23525.000
United Parcel Service Inc.
  Class B                        CL B            911312106   $ 1,510   20711.000 SH         DEFINED     1     20711.000
Vanguard Emerging Markets ETF    MSCI EMR MKT
                                  ETF            922042858     $ 322    6629.000 SH         DEFINED     1      6629.000
Vanguard Information
  Technology ETF                 INF TECH ETF    92204A702     $ 236    3718.000 SH         DEFINED     1      3718.000
Verizon Communications           COM             92343V104   $ 1,127   30260.000 SH         DEFINED     1     30260.000
W W Grainger Inc                 COM             384802104   $ 1,471    9571.000 SH         DEFINED     1      9571.000
Walgreen Co                      COM             931422109   $ 1,262   29725.000 SH         DEFINED     1     29725.000
Wal-Mart Stores Inc              COM             931142103   $ 1,127   21212.000 SH         DEFINED     1     21212.000
Wells Fargo & Co New             COM             949746101   $ 1,090   38838.000 SH         DEFINED     1     38838.000
WVS FINANCIAL CORP               COM             929358109     $ 101   10859.000 SH         DEFINED     1     10859.000